Cash and cash equivalents	6 Months Ended
Jun. 30, 2025
Cash and cash equivalents [abstract]
Cash and cash equivalents

Note 17. Cash and cash equivalents

	June 30, 2025	December 31, 2024
Short-term deposits	—	40,000
Cash at bank and on hand	67,931	58,923
Total	67,931	98,923

In 2024, short-term deposits were time deposits and structured deposits, with maturities of one to three months.